Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies
The following Notes are an integral part of the Financial Statements. Management has evaluated subsequent events and transactions through June 25, 2026, the date at which the financial statements were issued.

1. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared on an accrual basis.

The Thrift and Investment Plan of Norfolk Southern Corporation (NS) and Participating Subsidiary Companies (the Plan) meets the definition of a defined contribution employee benefit plan under the Employee Retirement Income Security Act of 1974, as amended (ERISA), and is thus subject to the reporting and disclosure, participation and vesting, fiduciary responsibility, and administration and enforcement provisions of Title I of ERISA. The Plan is not subject to the funding provisions of Title I as an individual account plan, nor to the benefit guaranty provisions of Title IV of ERISA.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities at the date of the financial statements. Changes in facts and circumstances may result in revised estimates.

Investments

The presentation of investments at fair value in the accompanying financial statements of the Plan is required by and in accordance with GAAP. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 4 for discussion of fair value measurements.

Notes Receivable from Participants

Participant loans are classified as notes receivable from participants and are measured at their unpaid principal balance plus any accrued but unpaid interest. The Form 5500 presents participant loans as an investment.

Revenue Recognition

Unrealized and realized appreciation and depreciation in the fair value of investments are recognized in the financial statements in the periods in which such changes occur. Security transactions are accounted for on the trade date (the date that the order to buy or sell is executed). Interest is accrued when it is earned. Dividend income is recorded on the ex-dividend date.

Payment of Benefits

Benefit payments to participants are recorded upon distribution.